Capital Management - Summary of Breakdown of Reserves and Movements in Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Reserve [Line Items]
Reserves, Beginning balance	$ (30)	$ 119	$ 14
Movement of other reserves	(1,418)	(149)	105
Reserves, Ending balance	$ 1,448	$ (30)	$ 119